CONTRACTUAL OBLIGATIONS (Details) oz in Millions	12 Months Ended
Dec. 31, 2019 oz t $ / oz shares
La Colorada | Gold Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	100.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted) | $ / oz	650
La Bolsa | Gold Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	5.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted) | $ / oz	450
Moss | Silver Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	100.00%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted), as a percentage of spot price of silver	20.00%
Silver delivered (in ounces) | oz	3.5
Percent of remaining life of mine production after delivery of silver	50.00%
El Mochito | Silver Stream interests
CONTRACTUAL OBLIGATIONS
Percent of life of mine production	22.50%
Per ounce cash payment: Lesser of amount below and the then prevailing market price (unless otherwise noted), as a percentage of spot price of silver	25.00%
Silver delivered (in ounces) | oz	3.0
Percent of remaining life of mine production after delivery of silver	20.00%
Silvertip
CONTRACTUAL OBLIGATIONS
Number of additional common shares to be issued | shares	1,400,000
Commercial production and cumulative throughput (in tonnes) | t	400,000